CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (27,565)	$ (34,922)	$ (59,035)
Other comprehensive profit (loss), net of tax:
Unrealized gains (losses) on derivative instruments, net	(811)	899	1,634
Unrealized gains (losses) on available-for-sale debt securities	(78)	(86)	86
Foreign currency translation	(60)	0	(7)
Other comprehensive profit (loss)	(949)	813	1,713
Comprehensive profit (loss)	$ (28,514)	$ (34,109)	$ (57,322)